Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	May 28, 2019
Registrant Name	IVA Fiduciary Trust
Entity Central Index Key	0001437921
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	May 28, 2019
Document Effective Date	May 28, 2019
Prospectus Date	Jan. 31, 2019
IVA Worldwide Fund | Class A
Prospectus:
Trading Symbol	IVWAX
IVA Worldwide Fund | Class C
Prospectus:
Trading Symbol	IVWCX
IVA Worldwide Fund | Class I
Prospectus:
Trading Symbol	IVWIX
IVA International Fund | Class A
Prospectus:
Trading Symbol	IVIOX
IVA International Fund | Class C
Prospectus:
Trading Symbol	IVICX
IVA International Fund | Class I
Prospectus:
Trading Symbol	IVIQX